Summary of Remeasurement of Defined Benefit Plans (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) - defined benefit plan obligations	$ (416)	$ (1,074)	$ 974	$ (1,185)
Actuarial gains (losses) - return on plan assets less interest income	548	423	765	334
Total	132	(651)	1,739	(851)
Principal post retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) - defined benefit plan obligations	(18)	(61)	24	(55)
Total	$ (18)	$ (61)	$ 24	$ (55)